                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               ---------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chesley, Taft & Associates, LLC
Address:   10 South LaSalle Street, Suite 3250
           Chicago, Illinois 60603

Form 13F File Number: 28-10082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Faris F. Chesley
Title:   Manager
Phone:   312/873-1260

Signature, Place, and Date of Signing:

/s/ Faris F. Chesley       Chicago, Illinois                    November 5, 2007
------------------------   ----------------------------------   ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          173

Form 13F Information Table Value Total:       450189
                                          (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

                                                                                               Voting Authority
                                                                                              -----------------
                                  Title                     Value   Shares/  Sh/ Put/ Invstmt   Other
Name of Issuer                  of class       CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn Managers   Sole   Shared    None
--------------                  -------- ---------------- -------- --------- --- ---- ------- -------- -------- ------ ---------
3M Company                      COM             88579y101     6172     65956 SH       Sole                60250             5676
AON Corp                        COM             037389103      127      2840 SH       Sole                 2040              800
AT&T Inc. - (New)               COM             00206R102     1767     41764 SH       Sole                24310            17454
Abbott Labs                     COM             002824100     1231     22958 SH       Sole                15288             7670
Accenture, Ltd.                 COM             G1150G111     2402     59685 SH       Sole                56460             3225
Adobe Systems Inc.              COM             00724F101     2612     59828 SH       Sole                56725             3053
Air Products & Chemicals, Inc.  COM             009158106      186      1900 SH       Sole                 1900
Altera Corp                     COM             021441100      483     20078 SH       Sole                20078
Altria Group Inc.               COM             02209s103      513      7381 SH       Sole                 7081              300
Ambac Financial Group, Inc.     COM             023139108      208      3300 SH       Sole                 3300
American Express                COM             025816109      630     10611 SH       Sole                10011              600
American International Group    COM             026874107     8948    132273 SH       Sole                29478           102795
Amgen, Inc.                     COM             031162100      455      8050 SH       Sole                 5935             2115
Amphenol Corporation            COM             032095101    12232    307639 SH       Sole               107590           200049
Anadarko Petroleum              COM             032511107      367      6824 SH       Sole                  924             5900
Apache Corp                     COM             037411105     1180     13100 SH       Sole                12200              900
Apple, Inc.                     COM             037833100     4551     29655 SH       Sole                29125              500
Archer Daniels Midland          COM             039483102     6226    188200 SH       Sole                70780           117350
Autodesk, Inc.                  COM             052769106     3299     66022 SH       Sole                65422              600
Automatic Data Processing       COM             053015103     6812    148310 SH       Sole                47960           100300
BP PLC ADR United Kingdom       COM             055622104     3871     55817 SH       Sole                22746            33071
Bank of America Corporation     COM             060505104     6152    122388 SH       Sole                48121            74232
Bank of Hawaii Corporation      COM             062540109      392      7424 SH       Sole                                  7424
Becton Dickinson & Company      COM             075887109      345      4200 SH       Sole                 4200
Bed Bath & Beyond, Inc.         COM             075896100     1418     41550 SH       Sole                33600             7950
Bristol Meyers Squibb Co        COM             110122108     1000     34700 SH       Sole                23610            11090
Caterpillar Inc.                COM             149123101      443      5650 SH       Sole                 3200             2450
Chevron Corp                    COM             166764100     5852     62538 SH       Sole                36566            25972
Cisco Systems                   COM             17275R102    10109    305118 SH       Sole               140093           164925
Citigroup Inc.                  COM             172967101     1659     35547 SH       Sole                26910             8637
Coca-Cola Co                    COM             191216100     1296     22545 SH       Sole                12970             9575
Cognizant Technology Solutions  COM             192446102     5377     67395 SH       Sole                59590             7775
Cognos, Inc.                    COM             19244c109     1152     27750 SH       Sole                24650             3100
Colgate Palmolive Company       COM             194162103      366      5130 SH       Sole                 5005              125
ConocoPhillips                  COM             20825c104      220      2510 SH       Sole                 1010             1500
Consolidated-Tomoka Land Co.    COM             210226106      320      4759 SH       Sole                                  4759
Covance, Inc.                   COM             222816100     7376     94680 SH       Sole                34795            59855
Crane Co.                       COM             224399105      971     20250 SH       Sole                20250
Danaher Corp                    COM             235851102     8464    102330 SH       Sole                41800            60500
Deere & Company                 COM             244199105      208      1400 SH       Sole                 1200              200
Devon Energy Corporation        COM             25179m103     5556     66780 SH       Sole                13070            53710
Dominion Resources              COM             25746U109      233      2760 SH       Sole                 1550             1210
Dow Chemical Corporation        COM             260543103      264      6138 SH       Sole                 3138             3000
Duke Energy Corp                COM             26441C105      209     11170 SH       Sole                10170             1000
E I DuPont De Nemours & Co      COM             263534109      810     16343 SH       Sole                16343
EMC Corporation                 COM             268648102      652     31350 SH       Sole                22850             8500
Ecolab Inc.                     COM             278865100     8353    176975 SH       Sole                78925            98000
Eli Lilly & Co.                 COM             532457108      219      3848 SH       Sole                 1400             2448
Emerson Electric                COM             291011104     1514     28440 SH       Sole                23940             4500
Express Scripts Inc Cl A        COM             302182100    13369    239505 SH       Sole               100670           138785
Exxon Mobil Corp                COM             30231g102    14243    153876 SH       Sole                50788           103088
FPL Group Inc.                  COM             302571104      341      5600 SH       Sole                 3000             2600
FedEx Corp                      COM             31428x106     7261     69315 SH       Sole                20940            48355
Fiserv Inc.                     COM             337738108      312      6137 SH       Sole                 6137
Gateway, Inc.                   COM             367626108       28     15000 SH       Sole                                 15000
Genentech Inc.                  COM             368710406     5177     66360 SH       Sole                26540            39795
General Electric Co.            COM             369604103    14288    345119 SH       Sole               171951           173168
General Mills Inc.              COM             370334104      606     10442 SH       Sole                10442
Genesis Lease Limited           COM             37183T107      256     10300 SH       Sole                 7000             3300
Genzyme Corp General            COM             372917104      439      7090 SH       Sole                 5440             1650
Goldman Sachs Group, Inc.       COM             38141G104     4896     22590 SH       Sole                20780             1800
Grainger WW Inc                 COM             384802104      337      3700 SH       Sole                 2000             1700
Harley Davidson Inc.            COM             412822108      215      4650 SH       Sole                 3000             1650
Hartmarx Corporation            COM             417119104       54     11000 SH       Sole                                 11000
Hess Corporation                COM             42809H107      378      5676 SH       Sole                 5676
Hewlett-Packard Company         COM             428236103     7147    143549 SH       Sole                11249           132300
Home Depot Inc.                 COM             437076102      542     16700 SH       Sole                16225              475
Honeywell International         COM             438516106     5604     94230 SH       Sole                 3100            91130
Hormel Foods Corp               COM             440452100      250      7000 SH       Sole                                  7000
Illinois Tool Works, Inc.       COM             452308109     4415     74022 SH       Sole                68372             5600

Intel Corporation               COM             458140100      559     21633 SH       Sole                18233             3400
International Business Machine  COM             459200101     1110      9426 SH       Sole                 6728             2698
Intuititve Surgical, Inc.       COM             46120e602     1549      6735 SH       Sole                  785             5950
JPMorgan Chase & Co.            COM             46625h100     2096     45739 SH       Sole                31927            13762
Jacobs Engineering              COM             469814107     5649     74737 SH       Sole                71412             3325
Johnson & Johnson               COM             478160104    11120    169252 SH       Sole                93491            75731
Johnson Controls, Inc.          COM             478366107     4418     37408 SH       Sole                33288             4120
Kimberly Clark Corporation      COM             494368103      703     10000 SH       Sole                 5900             4100
Kraft Foods Inc                 COM             50075n104      252      7306 SH       Sole                 7099              207
L-3 Communications Holdings, I  COM             502424104     1228     12020 SH       Sole                11320              700
Linear Technology Corp          COM             535678106      346      9880 SH       Sole                 9880
Lowes Companies Inc.            COM             548661107     1300     46380 SH       Sole                39400             6980
McDonalds Corporation           COM             580135101     1407     25827 SH       Sole                25154              673
Medtronic Inc.                  COM             585055106     2713     48090 SH       Sole                41840             6200
Merck & Co., Inc.               COM             589331107      832     16092 SH       Sole                15912              180
Microsoft Corporation           COM             594918104     2669     90588 SH       Sole                63414            27174
National City Corp              COM             635405103      225      8969 SH       Sole                                  8969
National Fuel Gas Co            COM             636180101      609     13000 SH       Sole                                 13000
Nestle SA-Sponsored ADR         COM             641069406      235      2100 SH       Sole                                  2100
Northern Trust Company          COM             665859104     2444     36886 SH       Sole                28386             8500
Novartis AG ADR                 COM             66987v109     2960     53865 SH       Sole                50135             3700
O.T. Mining Corporation         COM             671061109       35     30000 SH       Sole                                 30000
Occidental Petroleum Corp       COM             674599105     3816     59545 SH       Sole                 1000            58545
Omnicom Group                   COM             681919106     1640     34100 SH       Sole                28170             5930
Oracle Corp                     COM             68389X105      242     11175 SH       Sole                11100               75
Pepsico Inc.                    COM             713448108     6625     90425 SH       Sole                33425            57000
Pfizer, Inc                     COM             717081103     4393    179815 SH       Sole               134284            45531
Pharmaceutical Product Develop  COM             717124101      343      9665 SH       Sole                 8200             1465
PrivateBancorp, Inc.            COM             742962103      439     12600 SH       Sole                11500             1100
Procter & Gamble Company        COM             742718109    14247    202545 SH       Sole                97055           105455
Psychiatric Solutions, Inc.     COM             74439H108     3429     87300 SH       Sole                 1500            85800
Qualcomm Inc.                   COM             747525103     7432    175870 SH       Sole                43300           132570
Raytheon Co                     COM             755111507      425      6652 SH       Sole                 6652
Royal Dutch Shell PLC ADR CL A  COM             780259206      889     10821 SH       Sole                 5021             5800
SRA International, Inc.         COM             78464R105      365     13000 SH       Sole                 9300             3700
Sara Lee Corp                   COM             803111103      606     36281 SH       Sole                18911            17370
Schlumberger Ltd                COM             806857108     2439     23227 SH       Sole                21327             1900
Sinofert Holdings Ltd.(Hong Ko  COM               B0CJMD1       41     52000 SH       Sole                                 52000
Sprint Nextel Corporation       COM             852061100      261     13745 SH       Sole                 4125             9620
St. Jude Medical                COM             790849103     4964    112640 SH       Sole                38595            74045
Starbucks Corp                  COM             855244109     3816    145651 SH       Sole               137121             8460
State Street Corporation        COM             857477103      838     12290 SH       Sole                10000             2290
Stericycle Inc.                 COM             858912108     5432     95030 SH       Sole                88620             6350
Stryker Corporation             COM             863667101     6081     88435 SH       Sole                13575            74860
Suntrust Banks Inc              COM             867914103      265      3500 SH       Sole                  200             3300
Sysco Corp                      COM             871829107     4405    123760 SH       Sole                85218            38542
T Rowe & Associates             COM             74144T108     1974     35440 SH       Sole                32390             3050
Target Corporation              COM             87612e106     1923     30255 SH       Sole                24800             5455
Teva Pharmaceutical Industries  COM             881624209     1859     41800 SH       Sole                33625             8175
Texas Instruments Inc.          COM             882508104     9120    249240 SH       Sole               100950           148230
Thermo Fisher Scientific, Inc.  COM             883556102    12392    214690 SH       Sole                60155           154535
Toyota Motor Corp               COM             892331307     1700     14550 SH       Sole                14350              200
Transocean Inc.                 COM             G90078109      633      5598 SH       Sole                 4698              900
UTi Worldwide, Inc.             COM             G87210103     1597     69480 SH       Sole                66105             3375
United Technologies Corp        COM             913017109      395      4910 SH       Sole                 3510             1400
UnitedHealth Group, Inc.        COM             91324p102      703     14525 SH       Sole                11675             2850
Verizon Communications          COM             92343V104      682     15409 SH       Sole                 8741             6668
Videorec Technologies-Private   COM             926990656        0     18438 SH       Sole                                 18438
Wachovia Corp                   COM             929903102      542     10800 SH       Sole                 6500             4300
Wal Mart Stores, Inc.           COM             931142103      345      7900 SH       Sole                 7600              300
Walgreen Co                     COM             931422109    13659    289144 SH       Sole                84465           204639
Walt Disney Productions         COM             254687106      271      7872 SH       Sole                 1372             6500
WellPoint, Inc.                 COM             94973V107      247      3125 SH       Sole                 2225              900
Wells Fargo & Co.-New           COM             949746101    11621    326244 SH       Sole               142884           183300
William Wrigley Jr Co           COM             982526105      303      4715 SH       Sole                                  4715
Wyeth                           COM             983024100      684     15361 SH       Sole                15361
Zimmer Holdings, Inc.           COM             98956P102     1819     22465 SH       Sole                15415             7050
Costar Group Inc.                               22160N109     2819     52735 SH       Sole                                 52735
Johnson & Johnson                               478160104     4350     66211 SH       Sole                64811             1400
Dodge & Cox Stock Fund                          256219106      544  3432.633 SH       Sole             3070.486          362.147
Henderson Global Tech Fund-A                    425067105      591 33484.856 SH       Sole             8557.452        24927.404
ICM Small Company Portfolio                     00758M220      231   5734.29 SH       Sole                               5734.29
Liberty Acorn Fund Cl Z                         53015p403      854 26117.545 SH       Sole              3778.42        22339.125
Vanguard LifeStrategy Growth F                  921909503      669  25795.67 SH       Sole             25795.67
Vanguard Total Stock Market In                  922908306      289  7869.581 SH       Sole             7869.581
Midcap SPDR Trust Series 1      ETF             595635103      456      2834 SH       Sole                 2384              450
SPDR Trust, Series 1            ETF             78462f103     2565     16809 SH       Sole                12915             3894
iPATH Dow Jones AIG Commodity   ETF             06738C778     1525     28360 SH       Sole                13925            14435
iShares Lehman Aggregate Bond   ETF             464287226      723      7231 SH       Sole                 5981             1250
iShares Lehman US Treasury INF  ETF             464287176     1085     10635 SH       Sole                 5385             5250

iShares MSCI Emerging Mkt       ETF             464287234     3939     26356 SH       Sole                11536            14820
iShares MSCI Japan Index Fund   ETF             464286848      314     21900 SH       Sole                11900            10000
iShares Nasdaq Biotech Index    ETF             464287556     3536     42605 SH       Sole                39340             3225
iShares Russell Midcap Index F  ETF             464287499      207      1917 SH       Sole                 1917
iShares S&P 500 Index Fund      ETF             464287200      309      2018 SH       Sole                 2018
iShares S&P Smallcap 600 Index  ETF             464287804     1907     27339 SH       Sole                20794             6545
iShares Tr Lehman 1-3 Year      ETF             464287457      299      3679 SH       Sole                 2879              800
iShares Trust MSCI EAFE Index   ETF             464287465    14468    175174 SH       Sole               111397            63777
iShares Trust S&P MidCap 400 I  ETF             464287507     3107     35240 SH       Sole                31664             3576
iShares iBoxx Inv Grade Corp B  ETF             464287242      304      2883 SH       Sole                 2550              333
ABN AMRO Capital Funding Trust  PFD             00372Q201     1041     48000 SH       Sole                                 48000
American International Group 6  PFD             026874800      460     20000 SH       Sole                 5500            14500
Barclays Bank PLC Pfd.          PFD             06739f390     1655     68400 SH       Sole                41500            26900
Deutsche Bank Capital Funding   PFD             25153u204      459     20000 SH       Sole                                 20000
HSBC Holdings PLC Series A      PFD             404280604      401     18000 SH       Sole                                 18000
Ing Groep NV                    PFD             456837608      802     36300 SH       Sole                12000            24300
Lehman Bros. 6% Pfd M           PFD             52520e200      232     10700 SH       Sole                 8000             2700
Lehman Bros. 6.5% Pfd F         PFD             524908720      248     10000 SH       Sole                                 10000
Royal Bk Scotland Group PLC 7.  PFD             780097713     1481     59000 SH       Sole                18000            41000
Royal Bk Scotland Group Plc 6.  PFD             780097796     1294     57200 SH       Sole                11800            45400
Royal Bk Scotland Grp PLC 6.60  PFD             780097739      234     10000 SH       Sole                                 10000
Wells Fargo IX-5.625%           PFD             94979P203      530     24200 SH       Sole                14100            10100
Plains All Amer Pipeline L.P.                   726503105      545     10000 SH       Sole                10000
REPORT SUMMARY                           173 DATA RECORDS   450189                  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED